Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Currency translation differences (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
– Currency translation differences	[1]	$ 698	$ (1,995)	$ (267)	$ (1,296)	$ 286
Of which:
Recognised in Other comprehensive income		(406)	(1,983)	(263)	(2,388)	288
(Gain)/loss reclassified to profit or loss		$ 1,104	$ (12)	$ (4)	$ 1,092	$ (2)

[1]	1. See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.